PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Property, Plant and Equipment
	2018

	C o s t					D e p r e c i a t i o n

Account	Beginning of the year	Additions	Retirements	Transfers	End of the year	Accumulated at the beginning of the year	Retirements	For the year	Rate %	Accumulated at at the end of the year	Net book value

Pipelines	39,112,667	-	18,101	831,882	39,926,448	18,606,656	300	959,389	2.2	19,565,745	20,360,703

Compressor plants	14,541,520	-	308,660	1,023,210	15,256,070	9,981,767	278,943	629,861	3,3 a 25	10,332,685	4,923,385

Other plants	17,219	-	-	-	17,219	4,642	-	584	3.3	5,226	11,993

Stations of regulation and/or measurement of pressure	1,360,656	1,081	5,948	4,001	1,359,790	1,053,505	5,163	36,195	4.0	1,084,537	275,253

Other technical installations	264,962	-	1,330	5,308	268,940	225,092	1,330	5,742	6.7	229,504	39,436

Subtotal assets related to natural gas transportation service	55,297,024	1,081	334,039	1,864,401	56,828,467	29,871,662	285,736	1,631,771		31,217,697	25,610,770

Assets related to natural gas upstream service	3,489,476	5,971	197,269	(32,913)	3,265,265	1,330,045	177,846	207,557	3,3 a 25	1,359,756	1,905,509

Assets related to liquids production and commercialization service	7,030,019	-	474,602	434,953	6,990,370	5,958,293	440,455	97,677	3.3	5,615,515	1,374,855

Lands	71,837	35,511	-	-	107,348	-	-	-	-	-	107,348

Buildings and constructions	1,985,027	-	48,091	90,998	2,027,934	1,147,560	38,159	35,802	2.0	1,145,203	882,731

Fittings and features in building	165,920	-	11,752	17,252	171,420	67,417	6,123	7,209	4.0	68,503	102,917

Machinery, equipment and tools	513,762	129,963	47,758	10,981	606,948	396,215	47,588	27,234	6,7 a 10	375,861	231,087

UT Machinery, equipment and tools	-	591	-	-	591	-	-	446	6,7 a 10	446	145

Computers and Telecommunication systems	3,745,839	168	1,355,581	325,263	2,715,689	3,382,394	1,350,936	192,240	6,7 a 20	2,223,698	491,991

Vehicles	263,745	38,089	5,817	-	296,017	191,683	5,503	22,310	20	208,490	87,527

Furniture	148,460	-	-	104	148,564	143,026	-	837	10	143,863	4,701

Materials	1,572,902	572,326	35,953	(572,902)	1,536,373	-	-	-	-	-	1,536,373

Line pack	153,720	-	-	222,473	376,193	17,971	-	-	-	17,971	358,222

Works in progress	2,229,243	6,122,710	-	(2,360,610)	5,991,343	-	-	-	-	-	5,991,343

Total	76,666,974	6,906,410	2,510,862	-	81,062,522	42,506,266	2,352,346	2,223,083		42,377,003	38,685,519

	2017

	C o s t					D e p r e c i a t i o n

Account	Beginning of the year	Additions	Retirements	Transfers	End of the year	Accumulated at the beginning of the year	Retirements	For the year	Rate %	Accumulated at at the end of the year	Net book value

Pipelines	38,613,449	-	17,399	516,617	39,112,667	17,678,180	63	928,539	2.2	18,606,656	20,506,011

Compressor plants	14,181,525	2,660	189,100	546,435	14,541,520	9,508,571	102,860	576,056	3,3 a 25	9,981,767	4,559,753

Other plants	17,219	-	-	-	17,219	4,058	-	584	3.3	4,642	12,577

Stations of regulation and/or measurement of pressure	1,350,336	-	-	10,320	1,360,656	1,002,347	-	51,158	4.0	1,053,505	307,151

Other technical installations	259,919	-	11,194	16,237	264,962	219,216	187	6,063	6.7	225,092	39,870

Subtotal assets related to natural gas transportation service	54,422,448	2,660	217,693	1,089,609	55,297,024	28,412,372	103,110	1,562,400		29,871,662	25,425,362

Assets related to natural gas upstream service	3,231,072	-	2,815	261,219	3,489,476	1,123,382	100	206,763	3,3 a 25	1,330,045	2,159,431

Assets related to liquids production and commercialization service	6,839,452	-	3,922	194,489	7,030,019	5,878,107	36	80,222	3.3	5,958,293	1,071,726

Lands	71,830	7	-	-	71,837	-	-	-	-	-	71,837

Buildings and constructions	1,945,894	-	1,027	40,160	1,985,027	1,112,381	5	35,184	2.0	1,147,560	837,467

Fittings and features in building	165,425	-	-	495	165,920	60,396	-	7,021	4.0	67,417	98,503

Machinery, equipment and tools	430,019	82,172	-	1,571	513,762	382,173	-	14,042	6,7 a 10	396,215	117,547

UT Machinery, equipment and tools	-	-	-	-	-	-	-	-	6,7 a 10	-	-

Computers and Telecommunication systems	3,672,719	-	-	73,120	3,745,839	3,286,123	-	96,271	6,7 a 20	3,382,394	363,445

Vehicles	235,191	49,029	20,475	-	263,745	194,679	20,475	17,479	20	191,683	72,062

Furniture	148,206	-	-	254	148,460	142,192	-	834	10	143,026	5,434

Materials	1,118,657	514,263	9,213	(50,805)	1,572,902	-	-	-	-	-	1,572,902

Line pack	153,720	-	-	-	153,720	17,971	-	-	-	17,971	135,749

Works in progress	2,190,845	1,648,510	-	(1,610,112)	2,229,243	-	-	-	-	-	2,229,243

Total	74,625,478	2,296,641	255,145	-	76,666,974	40,609,776	123,726	2,020,216		42,506,266	34,160,708

Disclosure of Financial Lease under Terms of Leasing Contracts
As of December 31, 2018 and 2017, the assets allocated to the natural gas treatment and compression service include the following amounts in which the Company is a financial lease under the terms of leasing contracts:

	2018	2017
Cost – Capitalized financial leasing	1,429,713	1,429,713
Accumulated depreciation	(222,649)	(130,518)
Total	1,207,064	1,299,195